[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

June 30, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Funds, Inc. (the “Registrant”)

            File No. 033-16905

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A of the Registrant and its series, the Nuveen California Tax Free Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 113 was filed electronically pursuant to Rule 485(b) of the Securities Act with the Securities and Exchange Commission on June 28, 2011.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren